FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Credit risk (Details) - Trade and other receivables	Jun. 30, 2024 USD ($)
Current
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.43%
More Than 15 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.13%
More Than 30 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.14%
More Than 60 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.10%
More Than 90 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.31%
More Than 120 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.63%
More Than 180 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	24.66%
More Than 365 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	100.00%
Gross carrying amount
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	$ 205,057,590
Gross carrying amount | Current
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	127,382,407
Gross carrying amount | More Than 15 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	41,161,452
Gross carrying amount | More Than 30 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	14,956,204
Gross carrying amount | More Than 60 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	4,662,049
Gross carrying amount | More Than 90 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	5,117,416
Gross carrying amount | More Than 120 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	803,189
Gross carrying amount | More Than 180 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	6,013,438
Gross carrying amount | More Than 365 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	4,961,435
Loss allowance
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(7,050,280)
Loss allowance | Current
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(546,098)
Loss allowance | More Than 15 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(51,834)
Loss allowance | More Than 30 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(20,313)
Loss allowance | More Than 60 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(4,707)
Loss allowance | More Than 90 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(15,674)
Loss allowance | More Than 120 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(5,041)
Loss allowance | More Than 180 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(1,445,178)
Loss allowance | More Than 365 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	$ (4,961,435)